EXHIBIT 99..1

Continental Finance Credit Card ABS Master Trust

Continental Finance Credit Card ABS, LLC

Continental Finance Company, LLC

Series 2025-A Transaction

Consultant Report

November 12, 2025

   For information related to this report, contact:

   CBIZ MHM, LLC
   1001 Conshohocken State Road, Ste. 1-406
   West Conshohocken, PA 19428-2906

   M. Michael Aquino          Steven Pastore
   Lead Managing Director   Director
   (610) 862-2737                 610-862-2444
   maquino@cbiz.com         spastore@cbiz.com

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

Consultant Engagement

Client, Transferor and Servicer Name:	Continental Finance Credit Card ABS, LLC
Continental Finance Company, LLC
4550 New Linden Hill Road, Suite 400
Wilmington, DE 19808

Client, Company and Issuer Address:	Continental Finance Credit Card ABS Master Trust
4550 New Linden Hill Road, Suite 400
Wilmington, DE 19808

Client and Company Principal Contact:	Steve McSorely

Client and Company Phone Number:	(866) 449-4514

Consultant: Steven Pastore

Report Date: November 12, 2025

Client and Company Contact:     Steve McSorely - President

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

November 12, 2025

PRIVATE & CONFIDENTIAL

Board of Directors and Company Management
Continental Finance Company, LLC
Continental Finance Credit Card ABS Master Trust, Series 2025-A
4550 New Linden Hill Road, Suite 400
Wilmington, DE 19808

To whom it may concern:
Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Continental Finance Credit Card ABS Master Trust (“Issuer”, “SPV” or “Company”), Continental Finance Credit Card ABS, LLC (“Transferor”) and Continental Finance Company, LLC (“Sponsor”, “Servicer” and “Administrator”), collectively “Client” or “you” and ATLAS SP Securities, a division of Apollo Global Securities, LLC (“Specified Parties”) as it relates to the Asset-Backed Notes, Series 2025-A transaction in connection with the Preliminary Offering Memorandum (“POM”) and Final Offering Memorandum (“FOM”), which date still needs to be determined (“Transaction”). and in accordance with the terms of our Engagement Letter dated November 7, 2025.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction.  You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultant(s)”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof.  Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated November 7, 2025 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.  CBIZ consents to attaching a copy of the Report to the ABS Form 15G to be filed with the SEC.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:      /s/ M. Michael Aquino
 M. Michael Aquino, Lead Managing Director

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated November 7, 2025 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ.  CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report.  Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services.  CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the Chief Financial Officer.

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

• Sponsor, Servicer and Administrator	Continental Finance Company, LLC
• Transferor	Continental Finance Credit Card ABS, LLC
• Issuer, SPV or Company	Continental Finance Credit Card ABS Master Trust
• M	$000s
• MM	$000,000s
• OM	Offering Memorandum
• Transaction	Continental Finance Credit Card ABS Master Trust, Series 2025-A
• Client	Continental Finance Company, LLC, Continental Finance Credit Card ABS, LLC, Continental Finance Credit Card ABS Master Trust

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences.  Any material variances that may occur are discussed within the body of the report.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

TABLE OF CONTENTS
STATEMENT OF WORK	8
SCOPE OF SERVICES	9
A. RESULTS OF TESTING	10

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

STATEMENT OF WORK
PURSUANT TO THE ENGAGEMENT LETTER
DATED NOVEMBER 7, 2025 BY AND BETWEEN
CBIZ MHM, LLC (“CBIZ”) AND
CONTINENTAL FINANCE CREDIT CARD ABS MASTER TRUST (“ISSUER”, “SPV” OR
“COMPANY”), CONTINENTAL FINANCE CREDIT CARD ABS, LLC (“TRANSFEROR”) AND
CONTINENTAL FINANCE COMPANY, LLC (“SPONSOR”, “SERVICER” AND
“ADMINISTRATOR”), COLLECTIVELY “CLIENT” OR “YOU”

Relevant Entities:

Continental Finance Credit Card ABS Master Trust (“Issuer”, “SPV” or “Company”), Continental Finance Credit Card ABS, LLC (“Transferor”) and Continental Finance Company, LLC (“Sponsor”, “Servicer” and “Administrator”), collectively “Client” or “you”

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in West Conshohocken, PA

The Company’s office in Wilmington, DE (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note:  All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report.  Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

SCOPE OF SERVICES
A.	Data Integrity Test for Continental Finance Credit Card ABS Master Trust - Asset Backed Notes, Series 2025-A

a.
From the electronic data file provided by the Client as of September 30, 2025 (unless another as of date is specified below), judgmentally select a sample of 200 credit card accounts from the Initial Data File and certain Company available source documents (“Source Documents”) ("Sample Group") and perform the following data integrity test.  For items marked as "compare", agree the item on the data tape to the Company's underlying system, Company provided screen shot from their system or Source Documents noted in the report.  For items marked as "recalculate”, noted item listed below for accuracy against the data file provided by the Servicer.

1.	Compare Loan Number
2.	Compare State
3.	Compare Open Date
4.	Compare APR
5.	Compare Credit Limit
6.	Compare number of days delinquent
7.	Compare Credit Score

b.
Document your testing results in a worksheet. In your written summary of results, note any exceptions and management's response to such.  Note that the names of Obligors should remain anonymous in documenting test results.

Continental Finance Credit Card ABS Master Trust, Series 2025-A Transaction	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of September 30, 2025 for all Credit Card Accounts for Scope Step A.  The Consultants judgmentally selected a sample of 200 assets (“Sample Group”) consisting of:

All 200 Credit Card Accounts were tested according to the requested Scope procedures.  The Consultants noted the following results amongst the sampled 200 Credit Card Accounts  based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
1. Compare loan number	200	0	0%
2. Compare State	200	0	0%
3. Compare Open Date	200	0	0%
4. Compare APR	200	0	0%
5. Compare Credit Limit	200	0	0%
6. Compare number of days delinquent	200	0	0%
7. Compare Credit Score	200	0	0%

1.
The Consultants compared the credit card holders loan number reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

2.
The Consultants compared the State of the credit card holder reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

3.
The Consultants compared the credit card holders Open Date reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

4.
The Consultants compared the credit card holders Annual Percentage Rate (APR) reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

5.
The Consultants compared the credit card holders Credit Limit reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

6.
The Consultants compared the number of days delinquent reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.

7.
The Consultants compared the credit card holders Credit Score reported on the Data Tape to the Company provided servicing system screenshots, which according to the Company was derived from the servicing system as of September 30, 2025 without exception.